Average Annual Total Returns - FidelityFocusedStockFund-RetailPRO - FidelityFocusedStockFund-RetailPRO - Fidelity Focused Stock Fund	Dec. 30, 2024
Fidelity Focused Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	28.93%
Past 5 years	16.06%
Past 10 years	12.29%
Fidelity Focused Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.74%
Past 5 years	14.00%
Past 10 years	10.30%
Fidelity Focused Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.26%
Past 5 years	12.66%
Past 10 years	9.58%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%